TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Institutional U.S. Government Fund
TDAM Institutional Treasury Obligations Money Market Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated December 13, 2016
to the Summary Prospectus of each Fund, each dated October 5, 2016, to the Prospectus (the “Prospectus”) and
the Statement of Additional Information (the “SAI”),
each dated October 4, 2016

Effective December 7, 2016:

The “TDAM Institutional U.S. Government Fund” is renamed “TD Institutional U.S. Government Fund”; and

The “TDAM Institutional Treasury Obligations Money Market Fund” is renamed “TD Institutional Treasury Obligations Money Market Fund”.

Accordingly, effective December 7, 2016, all references in the Summary Prospectus, Prospectus and SAI to “TDAM Institutional U.S. Government Fund” and “TDAM Institutional Treasury Obligations Money Market Fund” are replaced with “TD Institutional U.S. Government Fund” and “TD Institutional Treasury Obligations Money Market Fund”, respectively.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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